BABSON CAPITAL FUNDS TRUST

October 31, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Babson Capital Funds Trust (the “Registrant”)
File Nos.: 811-22845 and 333-188840

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Statement of Additional Information for the Registrant, dated November 1, 2014, does not differ from that contained in Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 28, 2014 (Accession # 0001193125-14-384991).

If you have any questions, please contact me at (617) 662-4026.

Very truly yours,

/s/ Jesse Hallee

Jesse Hallee

Assistant Secretary of Babson Capital Funds Trust